Other Current Assets, Net - Schedule of Other Current Assets of Allowance for Credit Losses (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Schedule of Activity in Allowance for Credit Losses [Abstract]
Opening balance		$ 100	[1]	$ 9,926
Recoveries collected	[2]			(7,270)
Charged off	[2]	(100)		(2,556)
Credit loss expense	[1]	1,247
Total ending allowance balance	[1]	$ 1,247		$ 100

[1]	The credit loss expense recognized in 2025 is primarily for a potentially uncollectable deposit paid to the operator of a mining facility.
[2]	In November 2022, FTX cryptocurrency exchange filed for Chapter 11 bankruptcy. The Company had $2.09 million cash and 480 Bitcoin worth $7.74 million (measured at the carrying value of Bitcoin as of December 31, 2022) in its FTX account. Due to the uncertain outcome of the bankruptcy, the Company reclassified the funds as custodian assets held by FTX and recorded a full impairment charge on those balances during 2022. In November 2024, the Company entered into a settlement agreement with a third party to sell its receivables rights from FTX for a total consideration of $7.27 million. As part of this transaction, the Company recognized a write-off of $2.56 million charged against the allowance for credit losses, reflecting its assessment of the un-collectability of these receivables.